SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)													1 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	May 08, 2025	Jan. 10, 2025	Aug. 26, 2024	Jul. 15, 2024	Oct. 19, 2023	Oct. 19, 2023	Aug. 21, 2023	May 01, 2023	Aug. 23, 2022	Mar. 09, 2021	Dec. 31, 2025	Dec. 31, 2024	Jan. 10, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Apr. 30, 2025
Compass Digital Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000												1,000,000	1,000,000			1,000,000	1,000,000
Preferred stock, par value	$ 0.0001												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued	0												0	0			0	0
Preferred stock, shares outstanding	0												0	0			0	0
Temporary equity, shares outstanding	110,866												110,866	2,481,485			110,866	2,481,485
Common stock issued and outstanding																20.00%	20.00%
Common stock and warrants issued for cash												$ 25,000
Units price per share	$ 10.00												$ 10.00				$ 10.00
Compass Digital Acquisition Corp [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed			100,000
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000												200,000,000	200,000,000			200,000,000	200,000,000
Common stock, par value	$ 0.0001												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights																	Holders of the Class A Ordinary Shares are entitled to one vote for each share.
Common stock, shares issued	3,310,866												3,310,866	5,681,485			3,310,866	5,681,485
Common stock, shares outstanding	3,310,866												3,310,866	5,681,485			3,310,866	5,681,485
Temporary equity, shares outstanding	110,866												110,866	2,481,485			110,866	2,481,485
Common stock, shares issued	3,200,000												3,200,000	3,200,000			3,200,000	3,200,000
Common stock, shares outstanding	3,200,000												3,200,000	3,200,000			3,200,000	3,200,000
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed							4,998,734
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000												20,000,000	20,000,000			20,000,000	20,000,000
Common stock, par value	$ 0.0001						$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights																	Holders of the Class B Ordinary Shares are entitled to one vote for each share.
Common stock, shares issued	2,110,122												2,110,122	2,110,122			2,110,122	2,110,122
Common stock, shares outstanding	2,110,122												2,110,122	2,110,122			2,110,122	2,110,122
Common stock, shares, original issued	5,750,000												5,750,000	5,750,000			5,750,000	5,750,000
Common stock, shares, forfeited issued	439,878												439,878	439,878			439,878	439,878
Conversion of stock shares issued						2,600,000		600,000
Common stock issued for cash, shares							749,810
Compass Digital Acquisition Corp [Member] | Common Class B [Member] | Non Redemption Agreements [Member]
Class of Stock [Line Items]
Number of shares non-redeemed																	782,490		749,810
Titan Holdings Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,000												1,000				1,000
Common stock, par value	$ 0.0001												$ 0.0001				$ 0.0001
Common stock, shares issued	1,000												1,000				1,000
Common stock, shares outstanding	1,000												1,000				1,000
Subscription receivable	$ (100)												$ (100)				$ (100)
Titan Holdings Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares	1,000
Value common stock units issued
Titan Holdings Corp [Member] | Common Stock [Member] | Compass Digital Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares		1,000
Value common stock units issued		$ 100
Subscription receivable	$ 100												$ 100				$ 100
Key Mining Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000,000												20,000,000	20,000,000			20,000,000	20,000,000
Preferred stock, par value	$ 0.001												$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued	0												0	0			0	0
Preferred stock, shares outstanding	0												0	0			0	0
Common stock, shares authorized	200,000,000												200,000,000	200,000,000			200,000,000	200,000,000
Common stock, par value	$ 0.001												$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, voting rights																	Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote
Common stock, shares issued	91,118,389												91,118,389	77,222,388			91,118,389	77,222,388
Common stock, shares outstanding	91,118,389												91,118,389	77,222,388			91,118,389	77,222,388
Common stock issued for cash, shares									2,000,000
Value common stock units issued									$ 300,000								$ 210,600
Shares authorized	220,000,000												220,000,000				220,000,000
Common stock and warrants issued for cash																	$ 946,560
Stock options for services, shares																				200,000
Stock options for services																	50,000			$ 38,569
Warrants outstanding, intrinsic value	$ 0												$ 0	$ 0			$ 0	$ 0
Stock options granted, shares																				5,600,000
Share based compensation																				$ 1,308,319
Options granted	5,850,000												5,850,000	5,850,000			5,850,000	5,850,000	5,850,000	5,800,000
Options vested																				1,000,000
Options vest																				4,800,000
Vesting period																				2 years
Options expired																			1,000,000
Stock based compensation																	$ 50,000
Shares acquisitions										17,500,000	6,000,000								1,050,000
Stock options outstanding, intrinsic value	$ 0												$ 0	$ 0			0	$ 0
Key Mining Corp [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock based compensation																	$ 0	0
Key Mining Corp [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of shares sold					10,000,000								10,000,000		12,082,332		1,404,001
Units price per share	$ 0.15				$ 0.25								$ 0.15				$ 0.15
Shares sold price															$ 2,653,557		$ 210,600
Warrants description					one-half (1/2) of a five-year warrant (“Placement Warrants
Warrants exercise price					$ 0.45
Officers and directors fees															$ 52,500
Percentage of cash commission paid														13.00%
Cash commission														$ 195,585
Placement fees														25,000
Bank escrow fee														5,000
Payments of fees														$ 225,585
Warrants to puchase common stock, percentage				15.00%
Warrants issued																					1,555,500
Key Mining Corp [Member] | Officers and Directors [Member]
Class of Stock [Line Items]
Common stock issued to officers and directors fees																	$ 52,500	$ 52,500
Key Mining Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash, shares																	1,404,001
Value common stock units issued																	$ 1,404
Common stock units issued to officers and directors fees																	7,730,000	7,730,332
Common stock issued to officers and directors fees																		$ 1,706,997
Common stock and warrants issued for cash, shares																	4,352,000
Common stock and warrants issued for cash																	$ 4,352
Stock options for services, shares																	200,000
Stock options for services																	$ 200
Common stock units included in to be issued for mineral interests																	2,000,000
Common stock value included in to be issued for mineral interests																	$ 300,000
Key Mining Corp [Member] | Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock options for services, shares															210,000
Key Mining Corp [Member] | Common Stock [Member] | Officers and Directors [Member]
Class of Stock [Line Items]
Common stock units issued to officers and directors fees																	210,000	210,000
Key Mining Corp [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	0												0	0			0	0